POST-RETIREMENT BENEFITS - Post-employment Amounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	$ 48	$ 72
Income statement charge	1	4
Measurements	23	11
Defined pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	42	66
Income statement charge	1	4
Measurements	$ 23	$ 11
Defined pension benefits | Maximum
Disclosure of net defined benefit liability (asset) [line items]
Discount rate	3.95%	3.90%
Defined pension benefits | Present value of obligations
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	$ 42	$ 66
Defined pension benefits | Impact of minimum funding requirement/asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	0	0
Defined pension benefits | Funded plans
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	(12)	7
Defined pension benefits | Funded plans | Present value of obligations
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	122	198
Defined pension benefits | Funded plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	(134)	(191)
Defined pension benefits | Unfunded plans | Present value of obligations
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	54	59
Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Liability in the balance sheet	6	6
Income statement charge	0	0
Measurements	$ 0	$ 0
Discount rate	3.75%	3.70%
Other post-retirement benefits | Minimum
Disclosure of net defined benefit liability (asset) [line items]
Discount rate	2.90%	2.10%